Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Detail) - Restricted Share Unit [Member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	3,001,000	2,583,000	0
Number of RSU, RSU granted due to migration | shares			2,343,000
Number of RSU, RSU granted (ordinary grants) | shares	2,354,000	1,619,000	276,000
Number of RSU, Forfeit during the year | shares	(940,000)	(576,000)	(36,000)
Number of RSU, Settled | shares	(906,000)	(625,000)
Number of RSU, Ending balance | shares	3,509,000	3,001,000	2,583,000
Weighted Average Grant Date Fair Value, Beginning balance	$ 7.7	$ 1.37	$ 0
Weighted Average Grant Date Fair Value, RSU granted due to migration			1.57
Weighted Average Grant Date Fair Value, RSU granted (ordinary grants)	5.94	13.88	1.27
Weighted Average Grant Date Fair Value, Forfeit during the year	7.91	3.34	0.65
Weighted Average Grant Date Fair Value, Settled	5.86	1.57
Weighted Average Grant Date Fair Value, Ending balance	$ 6.94	$ 7.7	$ 1.37
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	83,030.00		0
Number of RSU, RSU granted (ordinary grants) | shares	327,270	94,900
Number of RSU, Forfeit during the year	(76.24)
Number of RSU, Settled | shares	(48,780)	(11,870)
Number of RSU, Ending balance | shares	285,280	83,030.00
Weighted Average Grant Date Fair Value, Beginning balance	$ 11.22	$ 0
Weighted Average Grant Date Fair Value, RSU granted (ordinary grants)	6.54	11.22
Weighted Average Grant Date Fair Value, Forfeit during the year	10.7
Weighted Average Grant Date Fair Value, Settled	9.69	11.22
Weighted Average Grant Date Fair Value, Ending balance	$ 6.42	$ 11.22	$ 0